Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Product and service revenue	$ 794,172	$ 447,786	$ 1,492,152	$ 913,742	$ 2,050,838	$ 176,068
License revenue	0	21,428	0	42,857	511,607	85,714
Total revenue	794,172	469,214	1,492,152	956,599	2,562,445	261,782
Operating expenses
Cost of sales	551,293	244,100	743,217	281,425	957,076	88,109
Research and development	263,457	1,308,460	495,479	2,164,334	6,127,772	3,219,361
Research and development - related party	47,998	47,998	95,996	95,996	191,991	203,992
Sales, general and administrative	3,642,332	1,687,724	9,347,082	3,250,903	8,517,592	3,980,974
Sales, general and administrative - related party	50,772	86,443	101,544	175,068	307,704	311,004
Amortization of finite-lived intangible assets	437,014	108,489	874,029	165,936
Impairment of intangible assets					7,500,000	0
Amortization of intangible assets					664,707	90,662
Total operating expenses	4,992,866	3,483,214	11,657,347	6,133,662	24,266,842	7,894,102
Loss from operations	(4,198,694)	(3,014,000)	(10,165,195)	(5,177,063)	(21,704,397)	(7,632,320)
Other (expense) income
Interest (expense)	(388,085)	(240,214)	(803,465)	(353,467)	(5,491,486)	(114,994)
Derivative income (expense)	266,757	(78,166)	196,148	(78,038)	(12,572)	0
Unrealized (loss) gain on investment	(497,164)	0	230,936	0	(971,629)	0
Total other (expense) income	(618,492)	(318,380)	(376,381)	(431,505)	(6,475,687)	(114,994)
Net loss, before income tax	(4,817,186)	(3,332,380)	(10,541,576)	(5,608,568)	(28,180,084)	(7,747,314)
Deferred income tax benefit					0	23,910
Net loss	$ (4,817,186)	$ (3,332,380)	$ (10,541,576)	$ (5,608,568)	$ (28,180,084)	$ (7,723,404)
Weighted average number of Aytu common shares outstanding	7,850,790	1,188,308	5,910,910	1,188,308	1,741,137	767,326
Basic and diluted Aytu net loss per common share	$ (0.61)	$ (2.80)	$ (1.78)	$ (4.72)	$ (16.18)	$ (10.07)